Significant Accounting Policies - Schedule of Estimated Useful Lives for the Current and Comparative Years (Details)	12 Months Ended
Dec. 31, 2024
Cleaning machinery [Member] | Bottom of Range [Member]
Schedule of Estimated Useful Lives for the Current and Comparative Years [Line Items]
Estimated useful lives	3 years
Cleaning machinery [Member] | Top of Range [Member]
Schedule of Estimated Useful Lives for the Current and Comparative Years [Line Items]
Estimated useful lives	5 years
Computers hardware [Member] | Bottom of Range [Member]
Schedule of Estimated Useful Lives for the Current and Comparative Years [Line Items]
Estimated useful lives	1 year
Computers hardware [Member] | Top of Range [Member]
Schedule of Estimated Useful Lives for the Current and Comparative Years [Line Items]
Estimated useful lives	3 years
Furniture and fittings [Member]
Schedule of Estimated Useful Lives for the Current and Comparative Years [Line Items]
Estimated useful lives	3 years
Office Renovation [Member]
Schedule of Estimated Useful Lives for the Current and Comparative Years [Line Items]
Estimated useful lives	3 years
Office equipment [member]
Schedule of Estimated Useful Lives for the Current and Comparative Years [Line Items]
Estimated useful lives	3 years